Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2025
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities

13.Accounts payable and accrued liabilities

	December 31, 2025	December 31, 2024
	$	$
Employee related costs	1,362,925	1,162,548
Legal and professional fees	714,529	694,288
Research and development	2,552,529	3,051,051
Other	27,465	33,439
	4,657,448	4,941,326